Provisions - Summary of Current Provisions (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Beginning balance for the period	₺ 307,068
Ending balance for the period	342,812	₺ 307,068
Current provision [member]
Disclosure of other provisions [line items]
Beginning balance for the period	307,068	835,199
Provisions recognized/(reversed)	526,016	405,220
Payments	(505,578)	(964,864)
Unwinding of discount		26,185
Transfers from non-current provisions	7,916	5,381
Disposal of subsidiaries		(2,070)
Effect of changes in exchange rates	7,390	2,017
Ending balance for the period	342,812	307,068
Current provision [member] | Legal [member]
Disclosure of other provisions [line items]
Beginning balance for the period	8,593	605,679
Provisions recognized/(reversed)	4,369	(3,520)
Payments	(4,344)	(626,214)
Unwinding of discount		26,185
Transfers from non-current provisions	7,916	5,381
Effect of changes in exchange rates	1,306	1,082
Ending balance for the period	17,840	8,593
Current provision [member] | Bonus [member]
Disclosure of other provisions [line items]
Beginning balance for the period	298,475	229,520
Provisions recognized/(reversed)	521,647	408,740
Payments	(501,234)	(338,650)
Disposal of subsidiaries		(2,070)
Effect of changes in exchange rates	6,084	935
Ending balance for the period	₺ 324,972	₺ 298,475